Long-term investments (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
2007 Plan [Member] | Guorong [Member]
Long-term investments (Details) [Line Items]
Equity interest rate	40.00%	40.00%
Fujian Bafang [Member] | 2007 Plan [Member]
Long-term investments (Details) [Line Items]
Cash consideration amount | $	$ 1.7
Guorong [Member] | 2011 Plan [Member]
Long-term investments (Details) [Line Items]
Cash consideration amount | ¥		¥ 12